Shareholder Report, Average Annual Return (Details) ITGS_MassMutual Short-Duration Bond Fund_Class L_TSR Annual {Class L}	12 Months Ended	46 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Class L
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L - with maximum sales charge
Average Annual Return, Percent	2.82%	4.59%
Without Sales Load [Member] | Class L
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L - without sales charge
Average Annual Return, Percent	5.46%	2.25%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	4.90%
Bloomberg U.S. Aggregate 1-3 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Year Bond Index
Average Annual Return, Percent	4.14%	1.71%